Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Hult) ($)(1)	Compensation Actually Paid to PEO (Hult) ($)(2)	Summary Compensation Table Total for PEO (Olesky) ($)(1)	Compensation Actually Paid to PEO (Olesky) ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(5)	Constant Currency Revenue Change (%)(6)
							Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)
2023	$14,307,658	$25,769,303	$—	$—	$8,643,595	$14,815,455	$199.77	$131.91	$419,503,000	12.2%
2022	$—	$—	$17,370,247	$(6,603,081)	$5,461,901	$(613,799)	$142.08	$113.64	$359,613,000	14.0%
2021	$—	$—	$14,771,567	$110,340,110	$5,375,755	$23,246,352	$218.10	$131.62	$273,108,000	19.3%
2020	$—	$—	$12,312,994	$66,016,725	$4,759,476	$17,470,321	$135.50	$99.47	$218,390,000	14.5%

Company Selected Measure Name	constant currency revenue change
Named Executive Officers, Footnote	(1)Mr. Hult became our principal executive officer ("PEO") effective January 1, 2023, succeeding Mr. Olesky. The names of each of the NEOs (excluding our then-current PEO) included for purposes of calculating the average amounts in each applicable year are as follows (collectively, our "Non-PEO NEOs"): (i)
for 2023, Sara Furber, Thomas Pluta, Enrico Bruni and Justin Peterson; (ii) for 2022, Sara Furber, Billy Hult, Enrico Bruni and Justin Peterson; (iii) for 2021,
	Robert Warshaw, Sara Furber, Billy Hult, Enrico Bruni and Justin Peterson; and (iv) for 2020, Robert Warshaw, Billy Hult, Enrico Bruni and Justin Peterson.
Peer Group Issuers, Footnote	The dollar amounts reported represent the amount of cumulative total return for the Dow Jones US Financials Index (“Peer Group Cumulative TSR”)
calculated as of the end of each measurement period based on an initial investment of $100 in shares of the Dow Jones US Financials Index on December
31, 2019, assuming the reinvestment of all dividends.

PEO Total Compensation Amount	$ 14,307,658	$ 17,370,247	$ 14,771,567	$ 12,312,994
PEO Actually Paid Compensation Amount	$ 25,769,303	(6,603,081)	110,340,110	66,016,725
Adjustment To PEO Compensation, Footnote	(2)The dollar amounts reported represent the amount of "compensation actually paid", as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

	Year	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in SCT(a)	Equity Award Adjustments(b)	Compensation Actually Paid
Billy Hult	2023	$14,307,658	$10,126,779	$21,588,424	$25,769,303
Average of Non-PEO NEOs	2023	$8,643,595	$6,348,732	$12,520,592	$14,815,455
(a)Represents the grant date fair value of equity awards as reported in the "Stock Awards" columns in the Summary Compensation Table ("SCT") in this
Proxy Statement.
(b)The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value During the Fiscal Year Through the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
Billy Hult	2023	$18,482,789	$2,764,869	$—	$244,691	$—	$96,076	$21,588,424
Average of Non-PEO NEOs	2023	$11,557,099	$808,946	$—	$110,823	$—	$43,724	$12,520,592

Non-PEO NEO Average Total Compensation Amount	$ 8,643,595	5,461,901	5,375,755	4,759,476
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,815,455	(613,799)	23,246,352	17,470,321
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
From 2022 year-end to 2023 year-end, the Company’s Cumulative TSR increased 41% to $199.77, while the Peer
Group Cumulative TSR increased 16% to $131.91, the compensation actually paid to the PEO increased $32.4 million during
2023 as compared to 2022 and the average of the compensation actually paid to the Non-PEO NEOs increased $15.4 million.
The significant increases in both the compensation actually paid to the PEO and the average of the Non-PEO NEOs, both going from a negative number to a positive, was primarily driven by the increase in fair value of equity awards granted in both the current and prior years, compared to declines in the prior year, and is consistent with the increase in the Company’s
Cumulative TSR and the significant component of executive compensation paid in equity.
From 2021 year-end to 2022 year-end, the Company’s Cumulative TSR decreased 35% to $142.08, while the Peer
Group Cumulative TSR decreased 14% to $113.64, the compensation actually paid to the PEO decreased 106% during 2022, as compared to 2021 and the average of the compensation actually paid to the Non-PEO NEOs decreased 103%. The significant declines in both the compensation actually paid to the PEO and the average of the Non-PEO NEOs was primarily driven by the decline in fair value of equity awards granted in both the current and prior years and is consistent with the decline in the Company’s Cumulative TSR and the significant component of executive compensation paid in equity.
From 2020 year-end to 2021 year-end, the Company’s Cumulative TSR increased 61% to $218.10, while the Peer
Group Cumulative TSR increased 32% to $131.62, the compensation actually paid to the PEO increased 67% during 2021, as compared to 2020 and the average of the compensation actually paid to the Non-PEO NEOs increased 33%. The significant increases in both the compensation actually paid to the PEO and the average of the Non-PEO NEOs was primarily driven by the increase in fair value of equity awards granted in both the current and prior years and is consistent with the increase in the
Company’s Cumulative TSR and the significant component of executive compensation paid in equity.
From 2019 year-end to 2020 year-end, the Company’s Cumulative TSR increased 36% to $135.50, while the Peer
Group Cumulative TSR decreased 1% to $99.47.
The graphic below illustrates the relationship between compensation actually paid to the Company’s Cumulative TSR, as well as the relationship between the Company’s Cumulative TSR to the Peer Group Cumulative TSR for each of the periods described above.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
From 2022 year-end to 2023 year-end, net income increased 17%, the compensation actually paid to the PEO increased
$32.4 million and the average of the compensation actually paid to the Non-PEO NEOs increased $15.4 million. The primary driver of the increase in compensation actually paid in 2023, a significant component of which is compensation paid in equity, was the positive equity award adjustments driven by a current year increase in fair value of equity awards granted in the current and prior years, in comparison to a prior year decline in fair value of equity awards granted in the current and prior years. Therefore, the increase in net income, representing the Company’s strong performance during the year, did directionally correlate with the increases in compensation actually paid during the year, as the increase in net income correlated with the stock price appreciation during the year.
From 2021 year-end to 2022 year-end, net income increased 32%, while the compensation actually paid to the PEO decreased 106%, and the average of the compensation actually paid to the Non-PEO NEOs decreased 103%, as compared to
2021. The increase in net income, representing the Company’s strong performance during the year, did not directionally correlate with the declines in compensation actually paid as the increase in net income did not correlate with the stock price depreciation during the year. Declines in the compensation actually paid were primarily driven by declines in the fair value of equity awards granted in both the current and prior years, resulting in negative equity award adjustments. Equity awards are a significant component of executive compensation and therefore these adjustments have a significant impact on compensation actually paid.
From 2020 year-end to 2021 year-end, net income increased 25%, the compensation actually paid to the PEO increased
67% and the average of the compensation actually paid to the Non-PEO NEOs increased 33%. The primary driver of the increase in compensation actually paid in 2021, a significant component of which is compensation paid in equity, was the positive equity award adjustments driven by the increase in fair value of equity awards granted in both the current and prior years. Therefore, the increase in net income, representing the Company’s strong performance during the year, did directionally correlate with the increases in compensation actually paid during the year, as the increase in net income correlated with the stock price appreciation during the year.
From 2019 year-end to 2020 year-end, net income increased 26%.
The graphic below illustrates the relationship between compensation actually paid to the Company’s net income for each of the periods described above.

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Constant Currency Revenue Change
From 2022 year-end to 2023 year-end, constant currency revenue increased 12.2%, the compensation actually paid to the PEO increased $32.4 million and the average of the compensation actually paid to the Non-PEO NEOs increased $15.4 million. Our constant currency revenue change directly correlated with the increase in the "Non-Equity Incentive Plan
Compensation" component of compensation actually paid to Mr. Hult, as his annual performance bonus was based, in part, on constant currency revenue growth targets, which achieved the maximum payout performance goals set by the Compensation
Committee for 2023. The number of PRSUs granted during 2023 to both the PEO and Non-PEO NEOs were also positively impacted by achieving above the target constant currency revenue change goals set for 2023 (which, when combined with the constant currency Adjusted EBITDA margin performance, resulted in the application of a total 181.3% performance modifier to the awards). However, the primary driver of the increase in compensation actually paid during 2023 was the positive equity award adjustments, primarily driven by the current year increase in fair value of equity awards granted in both the current and prior years, in comparison to a prior year decline, as a result of stock price appreciation during the year and the significant component of executive compensation paid in equity.
From 2021 year-end to 2022 year-end, constant currency revenue increased 14%, while the compensation actually paid to the PEO decreased 106%, and the average of the compensation actually paid to the Non-PEO NEOs decreased 103%, as compared to 2021. Our constant currency revenue change directly correlated with the decline in the "Non-Equity Incentive
Plan Compensation" component of compensation actually paid to Messrs. Olesky and Hult (as one of the Non-PEO NEOs) as
their annual performance bonuses were based, in part, on constant currency revenue growth targets, which did not reach the maximum payout performance goals set by the Compensation Committee for 2022 where such maximum payout goals were reached in 2021 and 2020. The number of PRSUs granted during 2022 to both the PEO and Non-PEO NEOs were also negatively impacted by not reaching the maximum payout performance goals set for 2022 (impacting the performance modifier applicable for the award). By linking the performance modifier for PRSUs to important metrics of Company business performance, including constant currency revenue growth, the NEOs’ interests are aligned with those of stockholders to drive revenue and margin growth. Declines in the compensation actually paid were primarily driven by the decline in fair value of equity awards granted in both the current and prior years, resulting in negative equity award adjustments, which equity awards are a significant component of executive compensation and therefore these adjustments have a significant impact on compensation actually paid.
From 2020 year-end to 2021 year-end, constant currency revenue increased 19.3%, the compensation actually paid to the PEO increased 67% and the average of the compensation actually paid to the Non-PEO NEOs increased 33%. Our constant currency revenue change directly correlated with the increase in the "Non-Equity Incentive Plan Compensation"
component of compensation actually paid to Messrs. Olesky and Hult (as one of the Non-PEO NEOs) as their annual performance bonuses were based, in part, on constant currency revenue growth targets, which achieved the maximum payout performance goals set by the Compensation Committee for 2021. The number of PRSUs granted during 2021 to both the PEO and Non-PEO NEOs were also positively impacted by achieving the maximum payout performance goals set for 2021
(resulting in the application of the maximum performance modifier for the award). However, the primary driver of the change in compensation actually paid during 2021 was the positive equity award adjustments, primarily driven by the increase in fair value of equity awards granted in both the current and prior years, as a result of stock price appreciation during the year and the significant component of executive compensation paid in equity.
From 2019 year-end to 2020 year-end, constant currency revenue increase was 14.5%.
The graphic below illustrates the relationship between compensation actually paid to the Company’s constant currency revenue change for each of the periods described above.

Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Cumulative TSR
From 2022 year-end to 2023 year-end, the Company’s Cumulative TSR increased 41% to $199.77, while the Peer
Group Cumulative TSR increased 16% to $131.91, the compensation actually paid to the PEO increased $32.4 million during
2023 as compared to 2022 and the average of the compensation actually paid to the Non-PEO NEOs increased $15.4 million.
The significant increases in both the compensation actually paid to the PEO and the average of the Non-PEO NEOs, both going from a negative number to a positive, was primarily driven by the increase in fair value of equity awards granted in both the current and prior years, compared to declines in the prior year, and is consistent with the increase in the Company’s
Cumulative TSR and the significant component of executive compensation paid in equity.
From 2021 year-end to 2022 year-end, the Company’s Cumulative TSR decreased 35% to $142.08, while the Peer
Group Cumulative TSR decreased 14% to $113.64, the compensation actually paid to the PEO decreased 106% during 2022, as compared to 2021 and the average of the compensation actually paid to the Non-PEO NEOs decreased 103%. The significant declines in both the compensation actually paid to the PEO and the average of the Non-PEO NEOs was primarily driven by the decline in fair value of equity awards granted in both the current and prior years and is consistent with the decline in the Company’s Cumulative TSR and the significant component of executive compensation paid in equity.
From 2020 year-end to 2021 year-end, the Company’s Cumulative TSR increased 61% to $218.10, while the Peer
Group Cumulative TSR increased 32% to $131.62, the compensation actually paid to the PEO increased 67% during 2021, as compared to 2020 and the average of the compensation actually paid to the Non-PEO NEOs increased 33%. The significant increases in both the compensation actually paid to the PEO and the average of the Non-PEO NEOs was primarily driven by the increase in fair value of equity awards granted in both the current and prior years and is consistent with the increase in the
Company’s Cumulative TSR and the significant component of executive compensation paid in equity.
From 2019 year-end to 2020 year-end, the Company’s Cumulative TSR increased 36% to $135.50, while the Peer
Group Cumulative TSR decreased 1% to $99.47.
The graphic below illustrates the relationship between compensation actually paid to the Company’s Cumulative TSR, as well as the relationship between the Company’s Cumulative TSR to the Peer Group Cumulative TSR for each of the periods described above.

Total Shareholder Return Amount	$ 199.77	142.08	218.10	135.50
Peer Group Total Shareholder Return Amount	131.91	113.64	131.62	99.47
Net Income (Loss)	$ 419,503,000	$ 359,613,000	$ 273,108,000	$ 218,390,000
Company Selected Measure Amount	0.122	0.140	0.193	0.145
PEO Name	Mr. Hult	Mr. Olesky	Mr. Olesky	Mr. Olesky
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of cumulative total return for the Class A common stock ("Company Cumulative TSR") calculated as of the end of each measurement period based on an initial investment of $100 in the Class A common stock on December 31, 2019, assuming the reinvestment of all dividends.
	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Constant Currency Revenue Change
Non-GAAP Measure Description	(6)The percentage amounts reported represent the constant currency revenue change, which is a non-GAAP financial measure, defined as total revenue change excluding the effects of foreign currency fluctuations. Total revenue excluding the effects of foreign currency fluctuations is calculated by translating the current period and prior period’s total revenue using the annual average exchange rates for the prior period.

Measure:: 2
Pay vs Performance Disclosure
Name	Constant Currency Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,126,779
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,588,424
PEO | Equity Awards Granted During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	18,482,789
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,764,869
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	244,691
PEO | Equity Awards Adjustments for Equity Awards Failed to Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	96,076
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,348,732
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,520,592
Non-PEO NEO | Equity Awards Granted During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	11,557,099
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	808,946
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	110,823
Non-PEO NEO | Equity Awards Adjustments for Equity Awards Failed to Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 43,724